Equity Method Accounted Investees - Reconciliation from Equity to Investment (Details) € in Millions, $ in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2010	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Apr. 08, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Equity Method Accounted Investees
Equity attributable to equity holders			$ 237,743			$ 12,801	$ 262,601
Economic ownership percentage		14.80%	14.80%
Coca-Cola FEMSA
Equity Method Accounted Investees
Net income corresponding to the immaterial associates		$ 85	$ (124)	$ 84
Net income (loss) corresponding to the immaterial joint ventures		$ 3	(157)	(215)
Heineken Group
Equity Method Accounted Investees
Equity attributable to equity holders			$ 328,393				403,463	€ 17,356	€ 13,392
Economic ownership percentage	20.00%	14.76%	14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments			$ 48,471				59,534	2,561	1,976
Effects of fair value determined by purchase price allocation			17,226				16,342	703	703
Goodwill			21,594				20,473	881	881
Heineken investment			87,291				96,349	4,145	3,560
Fair value of investment			176,718		€ 6,985		$ 181,059	€ 7,779	€ 7,255
Dividends received		$ 2,005	$ 2,322	$ 3,031